Goodwill and Intangibles (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangibles [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and intangible assets, net, consist of the following:
	Successor December 31,
	2021	2020
Goodwill	$258,619	$258,619
Intangible assets with long lives, net	73,864	116,030
Intangible assets with indefinite lives	65,844	65,844
	$398,327	$440,493

Goodwill
	Successor December 31,
	2021	2020
Balance at beginning of period	$258,619	$—
Goodwill arising from acquisition	—	258,619
Balance at the end of period	$258,619	$258,619

Long-lived Intangible Assets
As of December 31, 2021 and 2020, long-lived intangible assets consist of the following:
	Successor
	December 31, 2021
	Gross Carrying Value	Accumulated Amortization	Net	Weighted Average Useful Life
Customer relationships	$94,874	$(38,700)	$56,174	5 years
Technology	37,041	(19,351)	17,690	3 years
	$131,915	$(58,051)	$73,864
	Successor
	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net	Weighted Average Useful Life
Customer relationships	$94,874	$(9,017)	$85,857	5 years
Technology	37,166	(6,993)	30,173	3 years
	$132,040	$(16,010)	$116,030

Weighted Average Estimated Remaining Life of Intangible Asset Classes
The weighted average estimated remaining life for the intangible asset classes are as follows:
	Successor December 31,
	2021	2020
Customer relationships	3.5 years	4.5 years
Technology	1.5 years	2.5 years

Amortization of Long-lived Intangible Assets Estimated	As of December 31, 2021, amortization of long-lived intangible assets is estimated to be as follows:
2022	$35,037
2023	22,341
2024	12,460
2025	4,026
Thereafter	—
$73,864